Note 5 - Securities	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
5.	Securities:

As at October 31, 2024, the Bank held securities totaling $299.3 million (2023 - $167.9 million), including accrued interest, comprised of a series Government of Canada and other bonds with a carrying value of $163.7 million and US Treasury Bills with a carrying value of $135.6 million.